Income taxes - Significant components of deferred tax assets and liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Deferred tax assets
Depreciation, amortization and valuation of fixed assets	¥ 38,596	¥ 30,441
Investments in subsidiaries and affiliates	7,458	21,390
Valuation of financial instruments	123,841	102,021
Accrued pension and severance costs	17,308	20,492
Other accrued expenses and provisions	74,043	79,061
Operating losses	414,084	370,481
Lease liabilities	48,329	49,060
Other	19,645	15,425
Gross deferred tax assets	743,304	688,371
Less-Valuation allowances	(515,068)	(466,145)	¥ (428,014)	¥ (388,411)
Total deferred tax assets	228,236	222,226
Deferred tax liabilities
Investments in subsidiaries and affiliates	100,335	91,040
Valuation of financial instruments	118,314	85,301
Undistributed earnings of foreign subsidiaries	2,936	2,745
Valuation of fixed assets	22,540	23,962
Right-of-use assets	47,775	48,519
Other	7,524	7,044
Total deferred tax liabilities	299,424	258,611
Net deferred tax assets (liabilities)	¥ (71,188)	¥ (36,385)